STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 3) - Rights Offering $ in Millions	Feb. 12, 2013 USD ($) shares
Stockholders Equity Note [Line Items]
Proceeds from the rights offering gross | $	$ 2.5
Common Stock
Stockholders Equity Note [Line Items]
Number of shares for each non-transferable subscription right (in shares)	12,756
Preferred Stock
Stockholders Equity Note [Line Items]
Number of shares for each non-transferable subscription right (in shares)	638